Derivative financial and operating assets and liabilities - Summary of derivative financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivatives assets for trading	€ 261	€ 75
Derivative financial assets	653	248
Financial derivative assets - current	70	17
Financial derivative assets - non-current	310	23
Derivative operating assets - current	256	157
Derivative operating assets - non-current	17	51
Derivatives liabilities for trading	(184)	(43)
Derivative financial liabilities	(681)	(1,084)
Financial derivative liabilities - current	(9)	(18)
Financial derivative liabilities - non-current	(15)	(21)
Derivative operating liabilities - current	(600)	(746)
Derivative operating liabilities - non-current	(57)	(299)
Fair value hedges:
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	170	26
Hedging derivative, liabilities	0	(1)
Fair value hedges: | Interest rate risk - interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	170	26
Hedging derivative, liabilities	0	(1)
Cash flow hedges:
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	222	147
Hedging derivative, liabilities	(497)	(1,040)
Cash flow hedges: | Interest rate risk - interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	21	0
Hedging derivative, liabilities	(11)	(28)
Cash flow hedges: | Currency risk - forward contracts, currency swaps and currency options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	155	111
Hedging derivative, liabilities	(182)	(331)
Cash flow hedges: | Commodity price risk – commodity swaps and commodity options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	46	36
Hedging derivative, liabilities	(304)	(681)
Total Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	0
Hedging derivative, liabilities	€ 0	€ 0